Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	€ 31,029
Ending balance	[1]	34,941		€ 31,029
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		35,519		33,541
Additions through business combinations		6,620	[2]	1,220
Disposal of businesses		(1)		(8)
Reclassification to held for sale				(2)
Additions		158		208
Disposals and other movements		(144)		(13)
Currency retranslation		(2,678)		583
Hyperinflationary adjustment		(43)		(10)
Ending balance		39,431		35,519
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(4,490)		(4,048)
Amortisation/impairment for the year		(333)		(370)
Disposal of businesses				5
Disposals		139		6
Currency retranslation		194		(83)
Ending balance		(4,490)		(4,490)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	18,067
Ending balance	[1]	18,942		18,067
Goodwill [member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		19,246		18,502
Additions through business combinations		2,407	[2]	444
Disposal of businesses		(1)		(2)
Reclassification to held for sale				(2)
Currency retranslation		(1,496)		313
Hyperinflationary adjustment		(38)		(9)
Ending balance		20,118		19,246
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(1,179)		(1,161)
Amortisation/impairment for the year				(18)
Currency retranslation		3
Ending balance		(1,176)		(1,179)
Indefinite-life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	11,909
Ending balance	[1]	15,209		11,909
Indefinite-life intangible assets [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		12,121		11,247
Additions through business combinations		4,244	[2]	726
Disposal of businesses				(1)
Currency retranslation		(940)		150
Hyperinflationary adjustment		(5)		(1)
Ending balance		15,420		12,121
Indefinite-life intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(212)		(212)
Currency retranslation		1
Ending balance		(211)		(212)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	699
Ending balance	[1]	537		699
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,991		2,689
Additions		156		205
Disposals and other movements		(144)		(11)
Currency retranslation		(184)		108
Ending balance		2,819		2,991
Software [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(2,292)		(1,927)
Amortisation/impairment for the year		(279)		(296)
Disposals		139		5
Currency retranslation		150		(74)
Ending balance		(2,282)		(2,292)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	354
Ending balance	[1]	253		354
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,161		1,103
Additions through business combinations		(31)	[2]	50
Disposal of businesses				(5)
Additions		2		3
Disposals and other movements				(2)
Currency retranslation		(58)		12
Ending balance		1,074		1,161
Other [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(807)		(748)
Amortisation/impairment for the year		(54)		(56)
Disposal of businesses				5
Disposals				1
Currency retranslation		40		(9)
Ending balance		€ (821)		€ (807)

[1]	Within indefinite-life intangible assets there are four existing brands that have a significant carrying value: Horlicks €2,718 million (2019: €nil), Knorr €1,744 milion (2019: €1,816 million), Carver Korea €1,468 million (2019: €1,509 million) and Hellmann’s €1,112 million (2019: €1,220 million). The Horlicks brand was acquired in 2020 and the valuation is provisional.
[2]	Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2020 as well as subsequent changes to the fair value of goodwill and intangibles for acquisitions made in 2019 where the initial acquisition accounting was provisional at the end of 2019. See note 21 for further details.